Effective Income Tax Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Income before taxes as reported in the statements of income	$ 829,816		$ 795,836		$ 786,867
Statutory tax rate in Israel	26.50%		25.00%		25.00%
Effect of "Preferred Enterprise" status	(5.00%)	[1]	(6.00%)	[1]	(7.00%)	[1]
Others, net	(1.00%)		(1.00%)		3.00%
Effective tax rate	20.50%		18.00%		21.00%

[1]	Basic earnings per share amounts of the benefit resulting from the "Preferred Enterprise" status $ 0.22 $ 0.24 $ 0.24 Diluted earnings per share amounts of the benefit resulting from the "Preferred Enterprise" status $ 0.22 $ 0.24 $ 0.23